Consolidated Balance Sheets ¥ in Millions, $ in Millions		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 36,850	$ 5,783	¥ 35,782
Restricted cash		10,821	1,697	758
Short-term investments, net of allowance of RMB285 and RMB338 (US$53) as of December 31, 2020 and 2021, respectively		143,243	22,478	126,402
Accounts receivable, net of allowance of RMB1,320 and RMB2,069 (US$325) as of December 31, 2020 and 2021, respectively		9,981	1,566	8,668
Amounts due from related parties		1,368	215	726
Other current assets, net		11,052	1,735	11,006
Total current assets		213,315	33,474	183,342
Non-current assets:
Fixed assets, net		23,027	3,613	17,508
Licensed copyrights, net		7,258	1,139	6,435
Produced content, net		10,951	1,718	6,556
Intangible assets, net		1,689	265	2,022
Goodwill		22,605	3,547	22,248
Long-term investments, net		67,332	10,566	76,233
Amounts due from related parties		3,487	547	3,438
Deferred tax assets, net		2,372	372	1,674
Operating lease right-of-use assets		12,065	1,894	9,804
Other non-current assets		15,933	2,501	3,448
Total non-current assets		166,719	26,162	149,366
Total assets		380,034	59,636	332,708
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB25,051 and RMB30,592 (US$4,801) as of December 31, 2020 and 2021, respectively):
Short-term loans		4,168	654	3,016
Accounts payable and accrued liabilities		41,384	6,494	36,716
Customer deposits and deferred revenue		13,706	2,151	12,626
Deferred income		97	15	158
Long-term loans, current portion		2	0	7,427
Convertible senior notes, current portion		0	0	4,752
Notes payable, current portion		10,505	1,648	0
Amounts due to related parties		1,764	277	1,324
Operating lease liabilities		2,862	450	2,366
Total current liabilities		74,488	11,689	68,385
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB5,519 and RMB6,286 (US$986) as of December 31, 2020 and 2021, respectively):
Deferred income		129	20	97
Deferred revenue		223	35	686
Amounts due to related parties		3,268	513	3,543
Long-term loans		12,629	1,982	0
Notes payable		43,120	6,766	48,408
Convertible senior notes		12,652	1,985	11,927
Deferred tax liabilities		3,286	516	3,067
Operating lease liabilities		5,569	874	4,693
Other non-current liabilities		718	112	59
Total non-current liabilities		81,594	12,803	72,480
Total liabilities		156,082	24,492	140,865
Commitments and contingencies
Redeemable noncontrolling interests		7,148	1,122	3,102
Equity
Additional paid-in capital		73,888	11,595	47,213
Treasury stock		(7,581)	(1,190)	0
Retained earnings		145,160	22,779	135,284
Accumulated other comprehensive income (loss)		(8)	(1)	199
Total Baidu, Inc. shareholders' equity		211,459	33,183	182,696
Noncontrolling interests		5,345	839	6,045
Total equity		216,804	34,022	188,741
Total liabilities, redeemable noncontrolling interests and equity		¥ 380,034	59,636	¥ 332,708
Class A Ordinary Shares
Equity
Ordinary shares, value	[1]		0
Class B Ordinary Shares
Equity
Ordinary shares, value	[1]		$ 0

[1]	Par value per share and the number of shares as of December 31, 2020 has been retrospectively adjusted for the Share Subdivision that took effect on March 1, 2021 as detailed in Notes 1 and 21